Note 22 - Segment Reporting (Details) - Group’s Operations by Business Segment In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 P and C Segment [Member] USD ($)	Dec. 31, 2013 P and C Segment [Member] CNY	Dec. 31, 2012 P and C Segment [Member] CNY	Dec. 31, 2011 P and C Segment [Member] CNY	Dec. 31, 2013 Life Segment [Member] USD ($)	Dec. 31, 2013 Life Segment [Member] CNY	Dec. 31, 2012 Life Segment [Member] CNY	Dec. 31, 2011 Life Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] USD ($)	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2012 Claims Adjusting Segment [Member] CNY	Dec. 31, 2011 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Other Segments [Member] USD ($)	Dec. 31, 2013 Other Segments [Member] CNY	Dec. 31, 2012 Other Segments [Member] CNY	Dec. 31, 2011 Other Segments [Member] CNY
Segment Reporting Information [Line Items]
Net revenues	$ 290,239	1,757,024	1,586,117	1,516,675	$ 208,850	1,264,317	1,090,205	1,032,594	$ 38,007	230,086	272,755	276,402	$ 43,148	261,206	217,497	202,003	$ 234	1,415	5,660	5,676
Net revenues (in Dollars)	290,239	1,757,024	1,586,117	1,516,675	208,850	1,264,317	1,090,205	1,032,594	38,007	230,086	272,755	276,402	43,148	261,206	217,497	202,003	234	1,415	5,660	5,676
Operating costs and expenses	(287,268)	(1,739,038)	(1,520,291)	(2,265,448)	(188,757)	(1,142,677)	(911,330)	(1,626,472)	(38,455)	(232,794)	(266,062)	(245,571)	(38,675)	(234,129)	(186,694)	(243,072)	(21,381)	(129,438)	(156,205)	(150,333)
Operating costs and expenses (in Dollars)	(287,268)	(1,739,038)	(1,520,291)	(2,265,448)	(188,757)	(1,142,677)	(911,330)	(1,626,472)	(38,455)	(232,794)	(266,062)	(245,571)	(38,675)	(234,129)	(186,694)	(243,072)	(21,381)	(129,438)	(156,205)	(150,333)
Income (loss) from operations	2,971	17,986	65,826	(748,773)	20,093	121,640	178,875	(593,878)	(448)	(2,708)	6,693	30,831	4,473	27,077	30,803	(41,069)	(21,147)	(128,023)	(150,545)	(144,657)
Income (loss) from operations (in Dollars)	$ 2,971	17,986	65,826	(748,773)	$ 20,093	121,640	178,875	(593,878)	$ (448)	(2,708)	6,693	30,831	$ 4,473	27,077	30,803	(41,069)	$ (21,147)	(128,023)	(150,545)	(144,657)